ADVANCE TO SUPPLIERS, NET (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Advance To Suppliers Net
Advances to suppliers	$ 1,290,551	$ 16,546,521
Allowance for doubtful accounts suppliers	$ 968,836